Financial instruments (Summary of credit risk and credit concentration) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Item	Dec. 31, 2021 CAD ($) Item
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 19,013,503	$ 31,068,350
Trade and other current receivables	18,624,631	17,639,616
Exposure associated with collection of receivables	0
Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 9,912,878	$ 24,297,417
Concentration risk (as a percent)	52.00%	79.00%
Trade accounts receivable | Customer concentration
IFRS Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Decrease Through Writeoff Financial Assets	$ 0	$ 0
Customer 1 | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 5,598,653	$ 7,308,191
Concentration risk (as a percent)	29.00%	24.00%
Customer 1 | Trade accounts receivable | Customer concentration
IFRS Concentration Risk [Line Items]
Number of major customers | Item		1
Concentration risk (as a percent)	56.00%	73.00%
Trade and other current receivables	$ 18,894,727	$ 12,063,636
Customer 2 | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 4,314,225	$ 7,019,953
Concentration risk (as a percent)	23.00%	23.00%
Customer 2 | Trade accounts receivable | Customer concentration
IFRS Concentration Risk [Line Items]
Concentration risk (as a percent)	16.00%
Customer 3 | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 0	$ 6,417,373
Concentration risk (as a percent)	0.00%	21.00%
Customer 3 | Trade accounts receivable | Customer concentration
IFRS Concentration Risk [Line Items]
Number of major customers | Item	3
Concentration risk (as a percent)	11.00%
Customer 4 | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Revenues [note 7]	$ 0	$ 3,551,900
Concentration risk (as a percent)	0.00%	11.00%
Four Customers [Member] | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Number of major customers | Item		4
Concentration risk (as a percent)		79.00%
Two Customers [Member] | Revenues | Customer concentration
IFRS Concentration Risk [Line Items]
Number of major customers | Item	2
Concentration risk (as a percent)	52.00%